Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019
Income Statement [Abstract]
Revenues, net	$ 1,606,425		$ 258,834		$ 839,744
Revenues – related party, net	7,930,562		7,951,761		7,138,355
Total Revenues	9,536,987		8,210,595		7,978,099
Cost of revenues	1,370,829		217,807		857,097
Cost of revenues – related party	3,538,875		1,972,961		2,259,079
Total cost of revenues	4,909,704		2,190,768		3,116,176
Gross profit	4,627,283		6,019,827		4,861,923
Selling expense	17,542		29,887		40,723
General and administrative expenses	3,292,606		1,619,125		1,101,415
Operating income (loss)	1,317,135		4,370,815		3,719,785
Non-operating income (expense) items:
Other income (expense), net	1,993		30,610		17,134
Interest income	5,734		390		11,895
Interest expense			(3,880)		(1,765)
Non-operating income (expense)	7,727		27,120		27,264
Earnings (Loss) before tax	1,324,862		4,397,935		3,747,049
Income tax	546,825		974,393		540,782
Net income (loss)	778,037		3,423,542		3,206,267
Less: loss attributable to non-controlling interest	(35,708)		(27,385)		(33,790)
Net income (loss) attributable to Jiuzi	$ 813,745		$ 3,450,927		$ 3,240,057
Earnings (Loss) per share
Basic (in Dollars per share)	$ 0.04		$ 0.23		$ 0.22
Diluted (in Dollars per share)	$ 0.04		$ 0.23		$ 0.22
Weighted average number of ordinary shares outstanding*
Basic (in Shares)	17,580,461	[1]	15,000,000	[1]	15,000,000
Diluted (in Shares)	17,580,461	[1]	15,000,000	[1]	15,000,000
Net income (loss)	$ 778,037		$ 3,423,542		$ 3,206,267
Other comprehensive income (loss):
Foreign currency translation (loss) income	607,057		146,303		(116,437)
Total comprehensive income (loss)	$ 1,385,094		$ 3,569,845		$ 3,089,830

[1]	Giving retroactive effect for the Share Subdivision and 2-for-1 stock dividend on post-Share Subdivision basis